August 28, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Bragg Capital Trust, File Nos. 333-85850 and 811-21073

Dear Sir/Madam:

On behalf of Bragg Capital Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement related to the Queens Road Value Fund and the Queens Road Small Cap Value Fund (the “Funds”), each a series of the Trust. The main purpose of this proxy is to solicit shareholder approval for a new advisory agreement, a new sub-advisory agreement for the Funds and to consider the election of new Trustees to the Board of Trustees of the Trust.

If you have any questions or comments related to this filing, please contact Andrew Davalla at 614.469.3353.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla